Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

14. Regulatory Matters

Hudson City Savings is subject to comprehensive regulation, supervision and periodic examination by the OCC. Deposits at Hudson City Savings are insured up to standard limits of coverage provided by the Deposit Insurance Fund (“DIF”) of the FDIC.

On June 24, 2011, the Bank entered into a Memorandum of Understanding with the OTS (the “MOU”), which was reviewed and approved by the Bank’s Board of Directors (the “Bank MOU”). Effective July 21, 2011, pursuant to the applicable provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Reform Act”), the OTS transferred all powers, authorities, rights and duties to supervise the Bank to the OCC. In accordance with the Bank MOU, the Bank has adopted and has implemented enhanced operating policies and procedures that will enable us to continue to (a) reduce our level of interest rate risk, (b) reduce our funding concentration, (c) diversify our funding sources, (d) enhance our liquidity position, (e) monitor and manage loan modifications and (f) maintain our capital position in accordance with our existing capital plan. In addition, we have implemented an increased governance structure over compliance and risk management practices including the establishment of a Risk Committee of the Board of Directors.

The Company also entered into a separate MOU with the OTS (the “Company MOU”). Effective July 21, 2011, the OTS transferred all powers, authorities, rights and duties to supervise the Company to the FRB. In accordance with the Company MOU, the Company must, among other things support the Bank’s compliance with the Bank MOU. The Company MOU also requires the Company to: (a) provide notice to the regulators in accordance with published regulatory guidance prior to declaring a dividend to shareholders and (b) provide notice to and obtain written non-objection from the regulators prior to the Company incurring any debt outside the ordinary course of business. The Company MOU does not affect our dividend policy and our current dividend to shareholders is consistent with our capital plan.

These agreements will remain in effect until modified or terminated by the OCC (with respect to the Bank MOU) and the FRB (with respect to the Company MOU).

OCC regulations require federally chartered savings banks to meet three minimum capital ratios: a 1.5% tangible capital ratio, a 4% leverage (core capital) ratio and an 8% total risk-based capital ratio. In assessing an institution’s capital adequacy, the OCC takes into consideration not only these numeric factors but also qualitative factors. Management believes that, as of December 31, 2011, Hudson City Savings met all capital adequacy requirements to which it is subject. As of December 31, 2011, Hudson City Savings met the applicable requirements to be considered “well capitalized”.

Notes to Consolidated Financial Statements

The following is a summary of Hudson City Savings’ actual capital amounts and ratios as of December 31, 2011 and 2010, compared to the OCC minimum capital adequacy requirements and the OCC requirements for classification as a well-capitalized institution:

			OCC Requirements
	Bank Actual		Minimum Capital Adequacy		For Classification as Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2011
Tangible capital	$3,980,011	8.83%	$676,054	1.50%	n/a	n/a
Leverage (core) capital	3,980,011	8.83	1,802,810	4.00	$2,253,512	5.00%
Total-risk-based capital	4,245,598	20.00	1,698,024	8.00	2,122,531	10.00

December 31, 2010
Tangible capital	$4,799,114	7.95%	$904,977	1.50%	n/a	n/a
Leverage (core) capital	4,799,114	7.95	2,413,272	4.00	$3,016,590	5.00%
Total-risk-based capital	5,026,339	22.74	1,768,682	8.00	2,210,827	10.00

The OCC may take certain supervisory actions under the prompt corrective action regulations of the Federal Deposit Insurance Corporation Improvement Act with respect to an undercapitalized institution. Such actions could have a direct material effect on the institution’s financial statements. The regulations establish a framework for the classification of savings institutions into five categories: well-capitalized, adequately-capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized. Under the OCC regulations, an institution is considered well-capitalized if it has a leverage (Tier 1) capital ratio of at least 5.0% and a total risk-based capital ratio of at least 10.0%.

The foregoing capital ratios are based in part on specific quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the OCC about capital components, risk-weightings and other factors.

The Reform Act requires the federal banking agencies to establish consolidated risk-based and leverage capital requirements for insured depository institutions, depository institution holding companies and systemically important nonbank financial companies. These requirements must be no less than those to which insured depository institutions are currently subject. As a result, on the fifth anniversary of the effective date of the Reform Act, we will become subject to consolidated capital requirements which we have not been subject to previously. In addition, on September 12, 2010, the Basel Committee adopted the Basel III rules. These rules, which will be phased in over a period of years, set new standards for common equity, Tier 1 and total capital, determined on a risk-weighted basis.

The OCC regulates all capital distributions by Hudson City Savings directly or indirectly to Hudson City Bancorp, including dividend payments. Hudson City Savings may not pay dividends to Hudson City Bancorp if, after paying those dividends, it would fail to meet the required minimum levels under risk-based capital guidelines and the minimum leverage and tangible capital ratio requirements. A subsidiary of a savings and loan holding company, such as Hudson City Savings, must file a notice or seek affirmative approval from the OCC at least 30 days prior to each proposed capital distribution. Whether an application is required is based on a number of factors including whether the institution qualifies for expedited treatment under the OCC rules and regulations or if the total amount of all capital distributions (including each proposed capital distribution) for the applicable calendar year exceeds net income for that year to date plus the retained net income for the preceding two years. Currently, Hudson City Savings must seek approval from the OCC for future capital distributions. In addition, as the subsidiary of a savings and loan holding company, Hudson City Savings must also receive approval from the FRB before declaring a dividend.

Notes to Consolidated Financial Statements

Upon completion of the second-step conversion, Hudson City Bancorp established a “liquidation account” in an amount equal to the total equity of Hudson City Savings as of the latest practicable date prior to the second-step conversion. The liquidation account was established to provide a limited priority claim to the assets of Hudson City Savings to “eligible account holders” and “supplemental eligible account holders”, as defined in the plan of conversion and reorganization, who continue to maintain deposits in Hudson City Savings after the second-step conversion. In the unlikely event of a complete liquidation of Hudson City Savings at a time when Hudson City Savings has a positive net worth, and only in such event, each eligible account holder and supplemental eligible account holder would be entitled to receive a liquidation distribution, prior to any payment to the stockholders of Hudson City Bancorp. In the unlikely event of a complete liquidation of Hudson City Savings and Hudson City Bancorp does not have sufficient assets (other than the stock of Hudson City Savings) to fund the obligation under the liquidation account, Hudson City Savings will fund the remaining obligation as if Hudson City Savings had established the liquidation account rather than Hudson City Bancorp. Any assets remaining after the liquidation rights of eligible account holders and supplemental eligible account holders are satisfied would be distributed to Hudson City Bancorp as the sole stockholder of Hudson City Savings.